Cover	Apr. 06, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	RRE Ventures Acquisition Corp.
Entity Central Index Key	0002123969
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1924642
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	c/o 4th Floor, Harbour Place
Entity Address, Address Line Two	103 South Church Street
Entity Address, City or Town	P.O. Box
Entity Address, Postal Zip Code	10240
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Philip Kassin
Entity Address, Address Line One	5355 Town Center Road
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33486
Entity Phone Fax Numbers [Line Items]
City Area Code	786
Local Phone Number	359-4103